Finance Expense and Income - Summary of Finance Expense and Income Included in Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024 [1]	Dec. 31, 2023 [1]
Disclosure of finance income expense [line items]
Interest expense	$ (3,194)	$ (3,437)	$ (3,696)
Interest income	511	591	565
Income From Interest On Brazilian Tax Credits	117	142	168
Net interest income/(expense)	(2,566)	(2,704)	(2,963)
Accretion expense	(747)	(722)	(808)
Interest on pensions	(74)	(89)	(90)
Accretion expense and interest on pensions	(821)	(811)	(898)
Net foreign exchange gains/(losses)	(386)	(147)	(353)
Net gains/(losses) on hedging instruments	(310)	(312)	(613)
Other financial income	25	8	25
Bank fees, taxes and other financial expense	(221)	(392)	(231)
Other financial results	(893)	(843)	(1,172)
Net finance income/(expense) excluding exceptional items	(4,280)	(4,358)	(5,033)
Exceptional finance income/(expense)	(185)	(995)	(69)
Net finance income/(expense)	$ (4,465)	$ (5,353)	$ (5,102)

[1]	Amended to conform to the 2025 presentation.